Income Tax	12 Months Ended
Mar. 31, 2026
Income Tax [Abstract]
INCOME TAX

20. INCOME TAX

Hong Kong

SJFZ, SPW, AX Coin HK Limited, AlloyX HK and AlloyX Ventures Limited are incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For the years ended March 31, 2026, 2025 and 2024 Hong Kong profits tax is calculated in accordance with the two-tiered profits tax rates regime. The applicable tax rate for the first HKD 2 million of assessable profits is 8.25% and assessable profits above HKD 2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.

Singapore

The Company’s subsidiaries, AlloyX Group Pte. Ltd. is considered Singapore tax resident enterprises under Singapore tax laws. Accordingly, it is subject to enterprise income tax on their taxable income as determined under Singapore tax laws and accounting standards at a statutory tax rate of 17%   .

Cayman Islands, The British Virgin Islands (“BVI”), Samoa, Bahrain

Under the current and applicable laws of the Cayman Islands, BVI, Samoa and Bahrain, the Company, SGAM, AX Coin Limited, AXG International Management W.L.L., AX Coin Bahrain B.S.C. Closed, AlloyX Limited, Master Venus Limited, and AXG Investment Limited are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands, BVI, Samoa and Bahrain withholding tax will be imposed.

Loss before income tax expense is attributable to the following tax jurisdictions:

	For the years ended March 31,
	2026	2025	2024
	$’000	$’000	$’000

Hong Kong	(4,499)	(714)	1,559
Cayman Islands	(8,454)	(7,805)	(5,960)
Samoa	(25)	-	-
British Virgin Islands	(40)	-	-
Bahrain	(267)	-	-
Singapore	(3)	-	-
Loss before income tax expense	(13,288)	(8,519)	(4,401)

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses for the years ended March 31, 2026, 2025 and 2024.

	For the years ended March 31,
	2026	2025	2024
	$’000	$’000	$’000

Loss before income tax expense	(13,288)	(8,519)	(4,401)
Tax at Hong Kong statutory tax rate of 16.5%	(2,193)	(1,406)	(726)
Effect of tax-exempt for the Company incorporated in Cayman Islands	1,385	1,288	984
Effect of tax-exempt for the Company incorporated in Samoa	4	-	-
Effect of tax-exempt for the Company incorporated in British Virgin Islands	2	-	-
Effect of tax-exempt for the Company incorporated in Bahrain	44	-	-
Tax effect on non-assessable income	(1)	(19)	-
Tax effect on non-deductible expenses	11	-	60
Tax effect on deductible temporary differences	9	-	(2)
Under provision of prior year	-	19	-
Change in valuation allowance	739	137	(140)
Tax concession	-	-	(21)
Income tax expense	-	19	155

The following table sets forth the significant components of the deferred tax assets of the Company as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025
	$’000	$’000

Deferred tax assets, net:
Net operating loss carryforwards	876	137
Less: valuation allowance	(876)	(137)
Deferred tax assets, net	-	-

The movement of valuation allowance is as follows:

	As of March 31,
	2026	2025
	$’000	$’000

Beginning balance	137	-
Tax losses recognized	739	137
Ending balance	876	137

The Company had approximately $5,309,000 and $830,000 operating tax losses carried forward as of March 31, 2026 and 2025, respectively. All the tax losses carryforwards will carryforward indefinitely. As of March 31, 2026 and 2025, no deferred tax assets have been recognized for these tax loss carry-forwards because management is not able to reliably estimate if and when the benefit of potential tax assets would be realized.